Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions
Schedule of significant related parties and their relationships with the Company

Company Name	Relationship with the Company
SINA	Parent and affiliates under common control.

Alibaba	Strategic partner and significant shareholder of the Company.

Schedule of significant related party transactions with the Company

	Year Ended December 31,
	2017	2018	2019
	(In thousands)
Transactions with SINA
Revenue billed through/for service provided to SINA(1)	$64,093	$90,645	$137,223
Costs and expenses allocated from SINA(2)	$41,136	$47,334	$51,848
Interest income on matching loan to SINA	$1,735	$—	$—
Interest expense on matching loan from SINA	$1,537	$—	$—
Interest income on loans to SINA	$—	$2,425	$9,295
(1)	For the years ended December 31, 2017, 2018 and 2019, the Group charged $64.1 million, $90.6 million and $137.2 million for services provided to SINA or to third parties billed through SINA, respectively.
(2)	Costs and expenses allocated from SINA represented the charges for certain services provided by SINA’s affiliates and charged to the Group using actual cost allocation based on proportional utilization (Note 1). In addition to the allocated costs and expenses, SINA also billed $22.9 million, $23.4 million, and $37.5 million for other costs and expenses incurred by Weibo but paid by SINA in 2017, 2018 and 2019, respectively.

	Year Ended December 31,
	2017	2018	2019
	(In thousands)
Transactions with Alibaba
Advertising and marketing services provided to Alibaba	$84,688	$117,696	$97,772
Services provided by Alibaba	$32,734	$47,642	$50,205

Schedule of related party outstanding balance

	As of December 31,
	2018	2019
	(In thousands)
Amount due from SINA(3)	$105,319	$384,828
Accounts receivable due from Alibaba	$48,222	$60,392
Loan to and interest receivables(4)	$43,695	$301,526
-Company A (an investee in e-commerce business)	$43,695	$160,010
-Company B (an investee providing social and new media marketing services)	$—	$60,602
-Company C (an investee providing online brokerage services)	$—	$40,982
-others	$—	$39,932
(3)	The Group uses amount due from/to SINA to settle balances arising from cost and expenses allocated from SINA based on proportional utilization, other expenditures incurred by Weibo business but paid by SINA, transactions with third-party customers and suppliers settled through SINA, as well as business transactions between Weibo and SINA. As of December 31, 2018 and 2019, the amount due from SINA also included loans to and interest receivables from SINA of $43.6 million at an annual interest rate of 4.8% and $236.6 million at an annual interest rate of 4.5% of maturity within one year, respectively.
(4)	The Group recorded loans to and interest receivables from other related parties of $43.7 million and $301.5 million at December 31, 2018 and 2019, respectively. The annual interest rates of the loans were ranging from 4% to 10.5% (interest free for Company B) and the maturities of all loans were within one year at both dates.